Transactions And Balances With Related Parties (Schedule Of Balances With Related Party) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Transactions And Balances With Related Parties [Abstract]
Trade receivables	$ 350	$ 154
Other payables	$ (5)	$ 34